Document and Entity Information	Dec. 10, 2025
Details
Registrant CIK	0001879373
Document Type	8-K
Document Period End Date	Dec. 10, 2025
Entity Registrant Name	Graphjet Technology
Entity File Number	001-41070
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Lot 3895, Lorong 6D, Kampung Baru Subang
Entity Address, Address Line Two	Seksyen U6
Entity Address, City or Town	Shah Alam
Entity Address, Postal Zip Code	40150
Entity Address, Address Description	Address of Principal Executive Offices
City Area Code	+60
Local Phone Number	019 850 0895
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false